DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Level 3 - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative liability, beginning	$ 5,265,139	$ 8,836,514	$ 0
Change in derivative liability from conversion of notes payable	0	(1,144,290)	(407,654)
Debt discount from initial derivative		0	1,774,000
Change in derivative liabilities from the Odyssey conversion to a term loan	0	(1,286,762)	0
Change in derivative liability - derivative expense	0	(1,140,323)
Initial fair value of derivative liabilities	77,897	0	2,601,631
Reclassification of certain derivative liabilities	(185,108)	0
Change in fair value of derivative liabilities at end of period	3,098,381	0	4,868,537
Derivative liability, ending	$ 8,256,309	$ 5,265,139	$ 8,836,514